Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Notional Amount and Fair Value of Derivative Instruments
The following table presents the notional amount and fair value of derivative instruments:

	December 31,
	2016			2015
	Notional Amount	Fair Value		Notional Amount	Fair Value
(In millions)		Assets	Liabilities		Assets	Liabilities
Derivatives designated as hedges
Foreign currency swaps	289	$11	$4	177	$14	$—
Interest rate swaps	302	—	14	—	—	—
Total derivatives designated as hedges		11	18		14	—
Derivatives not designated as hedges
Equity options	26,822	1,336	—	25,176	831	—
Futures	—	9	—	—	9	1
Total return swaps	41	2	—	54	—	—
Foreign currency swaps	43	5	—	47	5	—
Interest rate swaps	568	1	5	859	2	8
Credit default swaps	10	—	7	10	—	7
Variance swaps	—	—	—	—	5	—
Foreign currency forwards	805	6	10	367	5	1
Embedded derivatives
Funds withheld	—	140	6	—	36	35
Interest sensitive contract liabilities	—	—	5,283	—	—	4,477
Total derivatives not designated as hedges		1,499	5,311		893	4,529
Total derivatives		$1,510	$5,329		$907	$4,529

Gains (Losses) on Derivatives and Related Hedged Items
The following table represents the gains and losses on derivatives and the related hedged items in fair value hedge relationships, recorded in interest sensitive contract benefits on the consolidated statements of income:

(In millions)	Year ended December 31, 2016
Loss recognized on derivative	$(14)
Gain recognized on hedged item	14
Ineffectiveness recognized on fair value hedges	$—

Gains (Losses) Related to Derivatives Not Designated as Hedges
The following is a summary of the gains (losses) related to derivatives not designated as hedges:

	Years ended December 31,
(In millions)	2016	2015	2014
Equity options	$325	$(372)	$955
Futures	(19)	(3)	52
Total return swaps	5	—	11
Foreign currency swaps	14	12	3
Interest rate swaps	(1)	(4)	(4)
Foreign currency forwards	(2)	21	21
Embedded derivatives on funds withheld	274	69	(246)
Amounts recognized in investment related gains (losses)	596	(277)	792
Embedded derivatives in indexed annuity products[1]	(311)	158	(976)
Total gains (losses) for derivatives not designated as hedges	$285	$(119)	$(184)

[1] Included in interest sensitive contract benefits.

Estimated Fair Value of Net Derivative and Other Financial Assets
The estimated fair value of our net derivative and other financial assets and liabilities after the application of master netting agreements and collateral were as follows:

		Gross amounts not offset on the consolidated balance sheets
(In millions)	Gross amount recognized[1]	Financial instruments[2]	Collateral received/pledged	Net amount	Off-balance sheet securities collateral[3]	Net amount after securities collateral
December 31, 2016
Derivative assets	$1,370	$(8)	$(1,383)	$(21)	$(26)	$(47)
Derivative liabilities	(40)	8	25	(7)	—	(7)

December 31, 2015
Derivative assets	$871	$(7)	$(867)	$(3)	$(57)	$(60)
Derivative liabilities	(17)	7	9	(1)	—	(1)

[1] The gross amounts of recognized derivative assets and derivative liabilities are reported on the consolidated balance sheets. As of December 31, 2016 and 2015, amounts that are not subject to master netting agreements or similar agreements were immaterial.

[2] Represents amounts offsetting derivative assets and derivative liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets or gross derivative liabilities for presentation on the consolidated balance sheets.

[3] For securities collateral received, we do not have the right to sell or re-pledge the collateral. As such, we do not record the securities on the consolidated balance sheets.

Estimated Fair Value of Net Derivative and Other Financial Liabilities
The estimated fair value of our net derivative and other financial assets and liabilities after the application of master netting agreements and collateral were as follows:

		Gross amounts not offset on the consolidated balance sheets
(In millions)	Gross amount recognized[1]	Financial instruments[2]	Collateral received/pledged	Net amount	Off-balance sheet securities collateral[3]	Net amount after securities collateral
December 31, 2016
Derivative assets	$1,370	$(8)	$(1,383)	$(21)	$(26)	$(47)
Derivative liabilities	(40)	8	25	(7)	—	(7)

December 31, 2015
Derivative assets	$871	$(7)	$(867)	$(3)	$(57)	$(60)
Derivative liabilities	(17)	7	9	(1)	—	(1)

[1] The gross amounts of recognized derivative assets and derivative liabilities are reported on the consolidated balance sheets. As of December 31, 2016 and 2015, amounts that are not subject to master netting agreements or similar agreements were immaterial.

[2] Represents amounts offsetting derivative assets and derivative liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets or gross derivative liabilities for presentation on the consolidated balance sheets.

[3] For securities collateral received, we do not have the right to sell or re-pledge the collateral. As such, we do not record the securities on the consolidated balance sheets.

Exposure to Credit Related Events
The following is a summary of our exposure to credit-related events:

	December 31,
(In millions)	2016	2015
Fair value of derivative liabilities with credit related provisions	$7	$7
Maximum exposure for credit default swaps	10	10